NON-CONTROLLING INTEREST (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Noncontrolling Interest [Line Items]
Paid-in capital	$ 711,618	$ 384,211
Retained Earnings	762,599	754,894
Accumulated other comprehensive income	346,056	300,801
Non-controlling interest	$ 1,820,273	$ 1,439,906